SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES RECOGNIZED BY THE COMPANY (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities		$ 74	$ 66	$ 12
Recognized in statements of income	$ (73)	(100)	8	54
Deferred tax assets and liabilities		(26)	74	66
Property, Plant and Equipment [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities		69	36	(156)
Recognized in statements of income		(100)	33	192
Deferred tax assets and liabilities		(31)	69	36
Provisions [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities		5	5	5
Recognized in statements of income
Deferred tax assets and liabilities		5	5	5
Tax Losses [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities			25	163
Recognized in statements of income			(25)	(138)
Deferred tax assets and liabilities				$ 25